Other Financial Assets	12 Months Ended
Dec. 31, 2020
Other Financial Assets
Other Financial Assets

The Company has short-term investments in equity securities which are recorded at fair value through other comprehensive income/(loss). As at December 31, 2020, the fair value of the short-term investments is $16 (2019 - $8).

The Company had a performance bond that was originally required to secure the Company’s rights to explore the La Josefina property. It was a step-up US dollar denominated 2.5% coupon bond, paying quarterly, issued by the Government of Argentina with a face value of $600 and a maturity date of 2035. The bond traded in the secondary market in Argentina. The bond was originally purchased for $247. Since Cerro Cazador S.A. (“CCSA”) fulfilled its exploration expenditure requirement mandated by the agreement with Fomicruz, the performance bond was no longer required to secure the La Josefina project. Therefore, in September 2010 the Company used the bond to secure the La Valenciana project, an additional Fomicruz exploration project.

During the year ended December 31, 2020, the Company sold the performance bond for $400. There were no restrictions of the performance bond prior to the sale. As at December 31, 2019, the fair value of the bond was $326.

Changes in the fair value of these financial assets are recorded as other comprehensive income (loss).